Equity - Equity-Based Incentive Compensation - Service Awards (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Apr. 01, 2017
Equity-Based Incentive Compensation
Cumulative effect adjustment for adoption of ASC 606 (Note 15)	$ 139,306,000				$ 0
Cancellation of Common Units for Tax Withholding
Common units canceled during period (in units)	26,993
Value of common units canceled during period	$ 300,000
Deferred Compensation Arrangements
Deferred compensation units granted (in units)	176,817			1,008,091
Deferred compensation arrangement with individual, fair value of units issued	$ 2,400,000
Accrued bonuses		$ 6,300,000
Restricted units
Equity-Based Incentive Compensation
Distributions on restricted units during the vesting period	0
Service awards
Equity-Based Incentive Compensation
Expense recorded	$ 12,000,000.0	$ 16,200,000	$ 56,200,000
Service Award Activity
Unvested restricted units at the beginning of the period (in units)	2,278,875	2,708,500	2,297,132
Units granted (in units)	3,141,993	1,964,911	3,124,600
Units vested and issued (in units)	(2,833,968)	(2,260,011)	(2,350,082)
Units forfeited (in units)	(278,500)	(134,525)	(363,150)
Unvested restricted units at the end of the period (in units)	2,308,400	2,278,875	2,708,500	2,297,132
Deferred Compensation Arrangements
Deferred compensation arrangement with individual, fair value of units issued	$ 20,400,000	$ 700,000	$ 19,000,000.0
Accrued bonuses			2,200,000	$ 16,800,000
Expected Future Expense
2020	8,168,000
2021	4,154,000
2022	1,350,000
Total	$ 13,672,000
Service awards | 2020
Service Award Activity
Units vested and issued (in units)	(1,005,725)
Service awards | 2021
Service Award Activity
Units vested and issued (in units)	(869,425)
Service awards | 2022
Service Award Activity
Units vested and issued (in units)	(433,250)
Performance awards
Equity-Based Incentive Compensation
Expense recorded	$ 4,900,000	$ 5,300,000	$ 7,200,000
Service Award Activity
Unvested restricted units at the beginning of the period (in units)	917,000	1,189,000	637,382
Units granted (in units)		224,000	932,309
Units forfeited (in units)	(445,500)	(496,000)	(380,691)
Unvested restricted units at the end of the period (in units)	0	917,000	1,189,000	637,382
Deferred Compensation, Share-based Payments | Deferred Compensation, Share-based Payments
Deferred Compensation Arrangements
Deferred compensation units granted (in units)		59,393
Deferred Compensation, Share-based Payments | Deferred Bonus
Deferred Compensation Arrangements
Deferred compensation units granted (in units)		1,745,801